Share Capital - Summary of Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Valuation Of Warrants [line items]
Opening balance, number of warrants	175,357	188,381
Number of Warrants, expired		(688,826)
Ending balance, number of warrants		175,357
Opening balance,warrants amount | $	$ 741,917	$ 855,800
Ending balance,warrants amount | $		$ 741,917
Exercise Price CDN 1.25 Expiry March 18, 2018 [member]
Disclosure Of Valuation Of Warrants [line items]
Number of Warrants, expired	(175,357)
Exercise price	1.25
Expired warrants, amount | $	$ (741,917)
Expiry date	March 18, 2018
Exercise Price CDN 1.77 Expiry March 14, 2017 [member]
Disclosure Of Valuation Of Warrants [line items]
Number of Warrants, expired		(13,024)
Exercise price		1.77
Expired warrants, amount | $		$ (113,883)
Expiry date	March 14, 2017